Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge International Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 3.2%
Interactive Media & Services — 2.1%
Tencent Holdings Ltd.	2,005,945	$154,180,560 (a)
Wireless Telecommunication Services — 1.1%
SoftBank Group Corp.	3,011,212	82,228,332 (a)

Total Communication Services		236,408,892
Consumer Discretionary — 10.4%
Broadline Retail — 3.1%
Dollarama Inc.	883,669	119,085,860
Sea Ltd., ADR	946,521	110,260,231 *
Total Broadline Retail		229,346,091
Household Durables — 1.8%
Sony Group Corp.	5,943,857	131,049,619 (a)
Specialty Retail — 2.2%
Industria de Diseno Textil SA	2,413,621	157,054,640 (a)
Textiles, Apparel & Luxury Goods — 3.3%
Cie Financiere Richemont SA, Registered Shares	679,225	131,844,168 (a)
Hermes International SCA	44,067	106,025,187 (a)
Total Textiles, Apparel & Luxury Goods		237,869,355

Total Consumer Discretionary		755,319,705
Consumer Staples — 8.3%
Consumer Staples Distribution & Retail — 2.7%
Loblaw Cos. Ltd.	2,450,837	110,280,016
Tesco PLC	15,757,002	91,686,869 (a)
Total Consumer Staples Distribution & Retail		201,966,885
Food Products — 1.7%
Danone SA	1,555,098	121,857,400 (a)
Personal Care Products — 3.9%
L’Oreal SA	282,683	129,875,739 (a)
Unilever PLC	2,267,181	154,235,029 (a)
Total Personal Care Products		284,110,768

Total Consumer Staples		607,935,053
Financials — 19.6%
Banks — 13.8%
Banco Santander SA	12,831,005	163,827,153 (a)
HSBC Holdings PLC	12,652,615	223,203,839 (a)
Intesa Sanpaolo SpA	25,475,471	180,350,832 (a)
KBC Group NV	651,702	91,835,010 (a)
Mitsubishi UFJ Financial Group Inc.	9,910,607	179,484,746 (a)
NatWest Group PLC	18,935,842	172,596,121 (a)
Total Banks		1,011,297,701
Capital Markets — 3.6%
3i Group PLC	2,040,424	93,735,287 (a)
Deutsche Boerse AG	147,500	37,350,743 (a)
EQT AB	1,582,242	60,055,154 (a)
London Stock Exchange Group PLC	626,685	69,901,771 (a)
Total Capital Markets		261,042,955
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 1.0%
Adyen NV	46,697	$69,244,422 *(a)(b)
Insurance — 1.2%
AXA SA	1,994,111	90,929,750 (a)

Total Financials		1,432,514,828
Health Care — 14.3%
Health Care Equipment & Supplies — 5.6%
Alcon AG	1,038,190	84,033,542 (a)
EssilorLuxottica SA	271,225	82,912,419 (a)
Hoya Corp.	952,656	159,813,649 (a)
Terumo Corp.	6,270,873	82,030,934 (a)
Total Health Care Equipment & Supplies		408,790,544
Health Care Technology — 0.3%
Pro Medicus Ltd.	164,384	21,015,397 (a)
Life Sciences Tools & Services — 0.6%
WuXi AppTec Co. Ltd., Class H Shares	2,934,988	41,765,047 (a)(b)
Pharmaceuticals — 7.8%
AstraZeneca PLC	1,168,600	217,726,652 (a)
Galderma Group AG	459,720	85,691,340 (a)
Roche Holding AG, Vienna Stock Exchange	269,764	122,672,461 (a)
UCB SA	476,234	145,120,747 (a)
Total Pharmaceuticals		571,211,200

Total Health Care		1,042,782,188
Industrials — 19.6%
Aerospace & Defense — 6.3%
Airbus SE	651,694	149,205,355 (a)
BAE Systems PLC	5,110,562	138,736,144 (a)
Safran SA	490,646	175,303,609 (a)
Total Aerospace & Defense		463,245,108
Commercial Services & Supplies — 1.6%
Brambles Ltd.	7,580,884	117,675,851 (a)
Electrical Equipment — 8.2%
Fujikura Ltd.	155,606	19,557,647 (a)
Prysmian SpA	1,419,661	168,149,484 (a)
Schneider Electric SE	532,977	152,805,557 (a)
Siemens Energy AG	1,518,740	258,763,075 *(a)
Total Electrical Equipment		599,275,763
Machinery — 1.4%
Mitsubishi Heavy Industries Ltd.	1,347,463	39,674,619 (a)
Sandvik AB	1,561,585	61,661,290 (a)
Total Machinery		101,335,909
Passenger Airlines — 1.2%
Ryanair Holdings PLC	2,542,338	86,285,297 (a)
Professional Services — 0.9%
RELX PLC	1,855,152	65,768,884 (a)

Total Industrials		1,433,586,812
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Information Technology — 15.6%
Electronic Equipment, Instruments & Components — 0.9%
	Celestica Inc.	221,771	$62,318,685 *
IT Services — 0.7%
	Nomura Research Institute Ltd.	1,801,776	54,810,730 (a)
Semiconductors & Semiconductor Equipment — 10.9%
	ASM International NV	34,103	28,640,854 (a)
	ASML Holding NV	256,928	368,410,610 (a)
	Lasertec Corp.	262,136	60,222,465 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,948,313	218,325,667 (a)
	Tokyo Electron Ltd.	453,068	120,724,084 (a)
Total Semiconductors & Semiconductor Equipment			796,323,680
Software — 3.1%
	Check Point Software Technologies Ltd.	439,467	78,888,721 *
	SAP SE	745,372	148,901,806 (a)
Total Software			227,790,527

Total Information Technology			1,141,243,622
Materials — 5.1%
Construction Materials — 1.0%
	Heidelberg Materials AG	259,688	71,120,960 (a)
Metals & Mining — 4.1%
	Agnico Eagle Mines Ltd.	1,043,024	198,696,072
	Rio Tinto PLC	1,097,331	100,114,264 (a)
Total Metals & Mining			298,810,336

Total Materials			369,931,296
Utilities — 1.9%
Multi-Utilities — 1.9%
	E.ON SE	6,546,315	138,846,416 (a)
Total Investments before Short-Term Investments (Cost — $5,401,066,597)			7,158,568,812
	Rate
Short-Term Investments — 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	87,100,624	87,100,624 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	87,100,624	87,100,624 (c)(d)

Total Short-Term Investments (Cost — $174,201,248)			174,201,248
Total Investments — 100.4% (Cost — $5,575,267,845)			7,332,770,060
Liabilities in Excess of Other Assets — (0.4)%			(27,968,609)
Total Net Assets — 100.0%			$7,304,801,451

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $87,100,624 and the cost was $87,100,624 (Note 2).

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge International Growth Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$229,346,091	$525,973,614	—	$755,319,705
Consumer Staples	110,280,016	497,655,037	—	607,935,053
Information Technology	141,207,406	1,000,036,216	—	1,141,243,622
Materials	198,696,072	171,235,224	—	369,931,296
Other Common Stocks	—	4,284,139,136	—	4,284,139,136
Total Long-Term Investments	679,529,585	6,479,039,227	—	7,158,568,812
Short-Term Investments†	174,201,248	—	—	174,201,248
Total Investments	$853,730,833	$6,479,039,227	—	$7,332,770,060

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$52,631,872	$347,973,341	347,973,341	$313,504,589	313,504,589

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$528,758	—	$87,100,624

ClearBridge International Growth Fund 2026 Quarterly Report